Schedule of Number and Weighted Average Exercise Prices of Option (Details) - Chemomab Therapeutics Ltd [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Weighted average exercise price, Outstanding at the beginning	$ 0.14	$ 0.15	$ 0.16	$ 0.33
Number of options, Outstanding at the beginning	31,492,720	32,050,300	29,873,100	35,191,540
Weighted average remaining contractual life, Outstanding	6 years 1 month 20 days	6 years 8 months 15 days	7 years 4 months 2 days	5 years 11 months 26 days	7 years 5 months 1 day
Weighted average exercise price, Exercise		$ 0.03
Number of options, Exercised		(449,920)
Weighted average exercise price, Forfeited	$ 0.17	$ 0.11	$ 0.19	$ 0.39
Number of options, Forfeited	(1,418,880)	(4,869,540)	(667,820)	(20,373,620)
Weighted average exercise price, Granted	$ 0.03	$ 0.06	$ 0.03	$ 0.07
Number of options, Granted	1,930,960	4,761,880	2,845,020	15,055,180
Weighted average remaining contractual life, Granted	9 years 9 months 14 days	9 years 3 months 18 days	8 years 6 months 21 days	5 years 10 months 9 days
Weighted average exercise price, Outstanding at ending	$ 0.13	$ 0.14	$ 0.15	$ 0.16	$ 0.33
Number of options, Outstanding at the ending	32,004,800	31,492,720	32,050,300	29,873,100	35,191,540